UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPER – 14.6%
$4,000,000	Centennial Energy Holdings, Inc. 0.274%, 10/1/2013	$4,000,000
3,990,000	ENI Finance, Inc. 0.355%, 10/2/2013	3,989,961
3,000,000	FMC Corp. 0.253%, 10/1/2013	3,000,000
2,622,000	Northwestern Corp. 0.233%, 10/1/2013	2,622,000

	TOTAL COMMERCIAL PAPER (Cost $13,611,961)	13,611,961

	CORPORATE BONDS – 46.6%
4,300,000	Cellco Partnership / Verizon Wireless Capital LLC 5.550%, 2/1/2014	4,367,428
4,000,000	General Electric Capital Corp. 6.900%, 9/15/2015	4,442,248
4,000,000	Goldman Sachs Group, Inc. 5.250%, 10/15/2013	4,006,667
4,500,000	HSBC Bank USA N.A. 4.625%, 4/1/2014	4,588,092
5,000,000	International Finance Corp. 0.375%, 2/26/20151	4,998,980
4,500,000	Metropolitan Life Global Funding I 0.602%, 3/19/20142, 3	4,508,352
4,500,000	Morgan Stanley 1.202%, 12/19/20142	4,504,914
4,000,000	Rio Tinto Finance USA PLC 0.802%, 6/19/20152	4,008,684
3,600,000	Toyota Motor Credit Corp. 0.875%, 7/17/2015	3,626,608
4,293,000	Wachovia Corp. 0.605%, 10/28/20152	4,276,798

	TOTAL CORPORATE BONDS (Cost $43,301,918)	43,328,771

	U.S. GOVERNMENT AGENCIES – 20.0%
5,000,000	Federal Home Loan Banks 0.500%, 1/8/20161	4,995,130
5,000,000	Federal Home Loan Mortgage Corp. 0.450%, 6/26/20151	5,003,715
	Federal National Mortgage Association
3,579,000	5.125%, 1/2/2014	3,625,345

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT AGENCIES (Continued)
	Federal National Mortgage Association (Continued)
$5,000,000	0.450%, 8/27/20151	$5,001,140

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $18,618,478)	18,625,330

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	CMX Gold, 100 Troy Oz. Futures
10	Exercise Price: $1,400, Expiration Date: October 29, 2013	7,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $6,525)	7,000

Number of Shares

	SHORT-TERM INVESTMENTS – 1.7%
1,599,023	Fidelity Institutional Money Market Fund, 0.048%4	1,599,023

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,599,023)	1,599,023

	TOTAL INVESTMENTS – 82.9% (Cost $77,137,905)	77,172,085
	Other Assets in Excess of Liabilities5 – 17.1%	15,948,017

	TOTAL NET ASSETS – 100.0%	$93,120,102

LLC – Limited Liability Company
PLC – Public Limited Company

1	Callable.
2	Variable, floating or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	The rate is the annualized seven-day yield at period end.
5	Includes appreciation (depreciation) on futures contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2013	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2013	85	$18,722,576	$18,760,701	$38,125
CBOT 5-Year U.S. Treasury Note	December 2013	16	1,936,750	1,939,656	2,906
CBOT 10-Year U.S. Treasury Note	December 2013	261	32,987,947	33,478,853	490,906
Eurex 2-Year Euro SCHATZ	December 2013	24	2,649,600	2,652,420	2,820
Eurex 5-Year Euro BOBL	December 2013	36	4,479,840	4,530,510	50,670
Eurex 10-Year Euro BUND	December 2013	128	17,984,000	18,390,317	406,317
Eurex Euro-BTP Italian Bond Index	December 2013	12	1,324,560	1,319,150	(5,410)
Eurex French Government Bond	December 2013	4	529,960	538,509	8,549
LIFFE Long Gilt Government Bond	December 2013	107	11,804,240	11,995,677	191,437
PMI 10-Year Swedish Government Bond	December 2013	41	53,689,500	53,801,212	111,712
SGX Japanese Government Bond	December 2013	65	9,367,800	9,443,220	75,420
TSE 10-Year Japanese Treasury Bond	December 2013	11	15,853,200	15,931,164	77,964
Commodity Futures
CBOT Corn	March 2014	1	22,725	21,512	(1,213)
CBOT Soybean	November 2013	35	2,244,812	2,166,537	(78,275)
CBOT Soybean	January 2014	7	449,750	452,600	2,850
CBOT Soybean	March 2014	1	63,350	58,137	(5,213)
CBOT Soybean Meal	December 2013	34	1,378,360	1,377,400	(960)
CBOT Soybean Meal	January 2014	4	161,320	165,010	3,690
CBOT Soybean Meal	March 2014	2	78,900	81,980	3,080
CBOT Soybean Oil	January 2014	2	49,680	46,356	(3,324)
CBOT Wheat	March 2014	1	34,350	36,100	1,750
CME Lean Hogs	October 2013	3	110,370	119,140	8,770
CME Lean Hogs	December 2013	15	519,750	522,340	2,590
ICE Brent Crude Oil	October 2013	4	433,480	415,240	(18,240)
ICE Brent Crude Oil	November 2013	31	3,330,330	3,309,230	(21,100)
ICE Gasoil	October 2013	3	273,900	258,100	(15,800)
ICE Gasoil	November 2013	1	91,200	90,400	(800)
LIFFE Cocoa	December 2013	9	153,630	163,698	10,068
LIFFE Cocoa	March 2014	1	16,840	17,115	275
LIFFE White Sugar	November 2013	1	24,305	24,425	120
LME Primary Aluminum	November 2013	3	136,875	139,427	2,552
LME Zinc	November 2013	1	47,581	47,413	(168)
LME Zinc	December 2013	9	430,819	437,931	7,112
NYBOT Cocoa	December 2013	13	343,200	358,220	15,020
NYBOT Cocoa	March 2014	2	52,860	55,860	3,000
NYBOT Cotton #2	December 2013	11	479,655	481,777	2,122
NYBOT Cotton #2	March 2014	2	86,980	85,775	(1,205)
NYMEX Heating Oil	October 2013	12	1,497,636	1,468,429	(29,207)
NYMEX Natural Gas	October 2013	15	534,000	506,140	(27,860)
NYMEX Natural Gas	November 2013	3	111,870	106,010	(5,860)
NYMEX Palladium	December 2013	1	72,715	70,315	(2,400)
NYMEX RBOB Gasoline	October 2013	5	551,922	527,978	(23,944)
NYMEX RBOB Gasoline	January 2014	1	109,725	103,358	(6,367)
NYMEX RBOB Gasoline	February 2014	1	110,225	109,679	(546)
NYMEX WTI Crude	October 2013	31	3,172,230	3,011,700	(160,530)
NYMEX WTI Crude	November 2013	2	203,800	197,180	(6,620)
NYMEX WTI Crude	January 2014	1	100,160	99,830	(330)
NYMEX WTI Crude	February 2014	1	99,130	98,440	(690)
Currency Futures
CME Australian Dollar	December 2013	11	1,020,690	1,017,065	(3,625)
CME British Pound	December 2013	95	9,605,094	9,789,994	184,900
CME Canadian Dollar	December 2013	80	7,749,600	7,745,881	(3,719)
CME Euro	December 2013	207	35,001,112	35,466,012	464,900
CME Mexican Peso	December 2013	5	189,188	186,726	(2,462)
CME New Zealand Dollar	December 2013	66	5,454,240	5,565,570	111,330
CME South African Rand	December 2013	2	98,200	93,912	(4,288)
CME Swiss Franc	December 2013	12	1,660,350	1,673,163	12,813
Index Futures
CBOT E-Mini DJIA Index	December 2013	32	2,407,360	2,356,720	(50,640)
CME E-Mini NASDAQ 100 Index	December 2013	86	5,519,480	5,543,957	24,477
CME E-Mini S&P 500® Index	December 2013	184	15,403,100	15,226,997	(176,103)
CME E-Mini S&P MidCap 400 Index	December 2013	6	744,360	745,315	955
CME Nikkei 225 Index	December 2013	2	146,150	145,575	(575)
EOE Amsterdam Index	October 2013	33	2,475,660	2,427,317	(48,343)
EOP CAC 40 Index	October 2013	88	3,648,480	3,635,643	(12,837)
Eurex DAX Index	December 2013	24	5,153,400	5,107,072	(46,328)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2013	Unrealized Appreciation (Depreciation)
Index Futures (Continued)
Eurex Euro STOXX 50 Index	December 2013	160	$4,606,400	$4,574,505	$(31,895)
HKG Hang Seng China Enterprises Index	October 2013	8	4,134,000	4,117,091	(16,909)
HKG Hang Seng Index	October 2013	28	32,036,200	31,975,054	(61,146)
LIFFE FTSE 100 Index	December 2013	40	2,571,800	2,481,585	(90,215)
MIL FTSE per MIB Index	December 2013	35	3,048,150	2,972,504	(75,646)
MDE FTSE Bursa Malaysia KLCI Index	October 2013	1	88,600	88,347	(253)
MSE S&P per TSX 60 Index	December 2013	18	2,629,800	2,630,299	499
NYF Russell 2000 Mini Index	December 2013	37	3,970,470	4,040,275	69,805
NYSE LIFFE Emerging Markets Mini Index	December 2013	1	49,135	48,340	(795)
NYSE LIFFE MSCI EAFE Mini Index	December 2013	5	453,800	458,280	4,480
OSE Nikkei 225 Index	December 2013	22	3,181,200	3,227,093	45,893
SAFEX FTSE per JSE Top 40 Index	December 2013	16	6,359,680	6,363,980	4,300
SFE SPI 200 Index	December 2013	40	5,223,000	5,196,030	(26,970)
SGX FTSE/Xinhua China A50 Index	October 2013	4	29,420	28,622	(798)
SGX MSCI Singapore Index	October 2013	4	289,520	286,438	(3,082)
SGX MSCI Taiwan Index	October 2013	24	689,040	677,205	(11,835)
SGX Nikkei 225 Index	December 2013	11	798,875	807,707	8,832
SGX S&P CNX Nifty Index	October 2013	19	219,089	211,520	(7,569)
SSE OMXS30 Index	October 2013	177	22,306,425	22,259,284	(47,141)
TSE TOPIX Index	December 2013	5	598,250	605,823	7,573
Interest Rate Futures
CME 3-Month Eurodollar	December 2013	6	1,495,725	1,495,950	225
CME 3-Month Eurodollar	March 2014	22	5,482,125	5,483,288	1,163
CME 3-Month Eurodollar	June 2014	121	30,139,588	30,151,388	11,800
CME 3-Month Eurodollar	September 2014	38	9,459,625	9,464,725	5,100
CME 3-Month Eurodollar	December 2014	28	6,964,300	6,969,362	5,062
CME 3-Month Eurodollar	March 2015	32	7,950,400	7,958,350	7,950
CME 3-Month Eurodollar	June 2015	22	5,457,925	5,465,788	7,863
CME 3-Month Eurodollar	September 2015	22	5,447,200	5,451,487	4,287
CME 3-Month Eurodollar	December 2015	7	1,728,912	1,730,199	1,287
CME 3-Month Eurodollar	March 2016	3	739,012	739,287	275
LIFFE 3-Month Euro Euribor	December 2013	5	1,246,625	1,246,743	118
LIFFE 3-Month Euro Euribor	March 2014	24	5,980,500	5,981,700	1,200
LIFFE 3-Month Euro Euribor	June 2014	15	3,736,125	3,737,427	1,302
LIFFE 3-Month Euro Euribor	September 2014	11	2,738,450	2,738,619	169
LIFFE 3-Month Euro Euribor	December 2014	9	2,239,088	2,239,798	710
LIFFE 3-Month Euro Euribor	March 2015	7	1,740,200	1,741,164	964
LIFFE 3-Month Euro Euribor	June 2015	5	1,241,812	1,243,317	1,505
LIFFE 3-Month Euro Euribor	September 2015	3	744,300	744,875	575
LIFFE 3-Month Euro Euribor	December 2015	2	495,600	495,685	85
LIFFE 3-Month Euro Euribor	March 2016	1	247,450	247,433	(17)
LIFFE 90-Day Sterling	December 2013	2	248,638	248,719	81
LIFFE 90-Day Sterling	March 2014	34	4,225,350	4,226,362	1,012
LIFFE 90-Day Sterling	June 2014	18	2,235,487	2,235,446	(41)
LIFFE 90-Day Sterling	September 2014	13	1,613,138	1,612,976	(162)
LIFFE 90-Day Sterling	December 2014	5	619,812	619,832	20
LIFFE 90-Day Sterling	March 2015	9	1,114,369	1,114,318	(51)
LIFFE 90-Day Sterling	June 2015	15	1,854,469	1,856,583	2,114
LIFFE 90-Day Sterling	September 2015	13	1,604,281	1,605,222	941
MSE 3-Month Canadian Bankers' Acceptance	December 2013	4	987,200	987,224	24
MSE 3-Month Canadian Bankers' Acceptance	March 2014	82	20,237,600	20,239,419	1,819
MSE 3-Month Canadian Bankers' Acceptance	June 2014	24	5,920,200	5,921,025	825
MSE 3-Month Canadian Bankers' Acceptance	September 2014	15	3,697,125	3,698,216	1,091
MSE 3-Month Canadian Bankers' Acceptance	December 2014	5	1,231,000	1,231,776	776
SFE 90-Day New Zealand Bank Accepted Bill	December 2013	2	1,946,600	1,946,883	283
SFE 90-Day New Zealand Bank Accepted Bill	March 2014	3	2,912,700	2,913,668	968
SFE 90-Day Australian Bank Accepted Bill	December 2013	23	22,427,300	22,427,231	(69)
SFE 90-Day Australian Bank Accepted Bill	March 2014	92	89,746,000	89,765,331	19,331
SFE 90-Day Australian Bank Accepted Bill	June 2014	25	24,372,500	24,377,150	4,650
SFE 90-Day Australian Bank Accepted Bill	September 2014	10	9,735,000	9,737,720	2,720
SFE 90-Day Australian Bank Accepted Bill	December 2014	3	2,914,500	2,915,508	1,008
SFE 90-Day Australian Bank Accepted Bill	March 2015	2	1,938,600	1,938,668	68
TFX 3-Month Euroyen	June 2014	4	997,650	997,803	153
TFX 3-Month Euroyen	September 2014	9	2,244,600	2,245,249	649
TFX 3-Month Euroyen	December 2014	7	1,745,713	1,746,235	522
			680,312,520	681,724,221	1,411,701

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2013	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 5-Year U.S. Treasury Note	December 2013	(11)	$(1,331,516)	$(1,348,532)	$(17,016)
CBOT 10-Year U.S. Treasury Note	December 2013	(7)	(884,734)	(903,289)	(18,555)
CBOT U.S. Long Bond	December 2013	(9)	(1,200,375)	(1,220,250)	(19,875)
CBOT U.S. Ultra Bond	December 2013	(4)	(568,375)	(578,515)	(10,140)
Eurex 2-Year Euro SCHATZ	December 2013	(6)	(662,400)	(664,294)	(1,894)
Eurex 10-Year Euro BUND	December 2013	(10)	(1,405,000)	(1,441,670)	(36,670)
Eurex 30-Year Euro BUXL	December 2013	(7)	(878,500)	(902,441)	(23,941)
LIFFE Long Gilt Government Bond	December 2013	(39)	(4,302,480)	(4,404,762)	(102,282)
MSE 10-Year Canadian Bond	December 2013	(260)	(33,706,400)	(34,066,280)	(359,880)
SFE 3-Year Australian Bond	December 2013	(52)	(5,051,280)	(5,084,692)	(33,412)
SFE 10-Year Australian Bond	December 2013	(179)	(17,209,060)	(17,588,685)	(379,625)
TSE 10-Year Japanese Treasury Bond	December 2013	(13)	(18,735,600)	(18,897,025)	(161,425)
Commodity Futures
CBOT Corn	December 2013	(98)	(2,163,350)	(2,048,883)	114,467
CBOT Corn	March 2014	(10)	(227,250)	(213,500)	13,750
CBOT Corn	May 2014	(2)	(46,225)	(40,863)	5,362
CBOT Corn	July 2014	(2)	(46,900)	(42,563)	4,337
CBOT Corn	September 2014	(1)	(23,688)	(21,876)	1,812
CBOT Rough Rice	November 2013	(1)	(30,260)	(29,170)	1,090
CBOT Oat	December 2013	(1)	(15,962)	(16,624)	(662)
CBOT Soybean	July 2014	(1)	(62,088)	(61,288)	800
CBOT Soybean Oil	December 2013	(58)	(1,430,280)	(1,257,528)	172,752
CBOT Soybean Oil	January 2014	(3)	(74,520)	(70,728)	3,792
CBOT Soybean Oil	March 2014	(3)	(75,078)	(70,746)	4,332
CBOT Wheat	December 2013	(49)	(1,662,325)	(1,728,150)	(65,825)
CBOT Wheat	March 2014	(5)	(171,750)	(178,325)	(6,575)
CBOT Wheat	May 2014	(1)	(34,488)	(34,526)	(38)
CBOT Wheat	July 2014	(6)	(203,100)	(198,875)	4,225
CBOT Wheat	September 2014	(6)	(204,450)	(208,987)	(4,537)
CME Live Cattle	December 2013	(27)	(1,425,330)	(1,449,880)	(24,550)
CMX Copper	December 2013	(10)	(830,750)	(846,825)	(16,075)
CMX Gold	December 2013	(22)	(2,919,400)	(2,933,330)	(13,930)
CMX Silver	December 2013	(8)	(868,320)	(844,595)	23,725
EOP Mill Wheat	November 2013	(7)	(67,637)	(66,825)	812
EOP Rapeseed	October 2013	(2)	(36,375)	(32,554)	3,821
ICE Gasoil	October 2013	(2)	(182,600)	(173,000)	9,600
ICE Gasoil	November 2013	(2)	(182,400)	(178,575)	3,825
ICE Gasoil	December 2013	(1)	(90,825)	(91,375)	(550)
KCBT Hard Red Winter Wheat	December 2013	(11)	(406,725)	(422,500)	(15,775)
KCBT Hard Red Winter Wheat	March 2014	(2)	(74,025)	(77,325)	(3,300)
LIFFE Robusta Coffee	November 2013	(4)	(65,680)	(57,440)	8,240
LIFFE Robusta Coffee	January 2014	(1)	(16,500)	(15,180)	1,320
LME Copper	November 2013	(2)	(364,725)	(369,113)	(4,388)
LME Copper	December 2013	(3)	(547,650)	(558,611)	(10,961)
LME Lead	November 2013	(1)	(52,656)	(53,922)	(1,266)
LME Lead	December 2013	(7)	(370,169)	(377,422)	(7,253)
LME Nickel	December 2013	(7)	(585,753)	(591,685)	(5,932)
LME Primary Aluminum	December 2013	(53)	(2,437,669)	(2,486,885)	(49,216)
LME Zinc	December 2013	(17)	(813,769)	(827,981)	(14,212)
MDE Crude Palm Oil	December 2013	(2)	(116,000)	(116,015)	(15)
MGE Red Wheat	December 2013	(3)	(109,312)	(110,087)	(775)
NYBOT Cocoa	December 2013	(2)	(52,800)	(56,060)	(3,260)
NYBOT Coffee	December 2013	(22)	(938,025)	(867,827)	70,198
NYBOT Coffee	March 2014	(2)	(87,637)	(78,468)	9,169
NYBOT Sugar #11	February 2014	(90)	(1,828,512)	(1,897,146)	(68,634)
NYBOT Sugar #11	April 2014	(5)	(101,192)	(104,395)	(3,203)
NYMEX Heating Oil	October 2013	(4)	(499,212)	(492,513)	6,699
NYMEX Heating Oil	November 2013	(2)	(249,236)	(245,481)	3,755
NYMEX Natural Gas	October 2013	(20)	(712,000)	(692,310)	19,690
NYMEX Natural Gas	December 2013	(1)	(38,310)	(37,370)	940
NYMEX Natural Gas	January 2014	(1)	(38,370)	(37,470)	900
NYMEX Natural Gas	February 2014	(1)	(38,100)	(36,720)	1,380
NYMEX Platinum	January 2014	(3)	(211,860)	(209,910)	1,950
NYMEX RBOB Gasoline	October 2013	(2)	(220,769)	(218,573)	2,196
NYMEX WTI Crude	October 2013	(8)	(818,640)	(806,138)	12,502
WCE Canola	November 2013	(4)	(38,536)	(36,924)	1,612
Currency Futures
CME Australian Dollar	December 2013	(94)	(8,722,260)	(8,709,477)	12,783

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2013	Unrealized Appreciation (Depreciation)
Currency Futures (Continued)
CME British Pound	December 2013	(7)	$(707,744)	$(707,953)	$(209)
CME Canadian Dollar	December 2013	(113)	(10,946,310)	(10,969,250)	(22,940)
CME Euro	December 2013	(11)	(1,859,962)	(1,880,750)	(20,788)
CME Japanese Yen	December 2013	(139)	(17,698,175)	(17,926,931)	(228,756)
CME Mexican Peso	December 2013	(18)	(681,075)	(678,950)	2,125
CME Swiss Franc	December 2013	(2)	(276,725)	(284,500)	(7,775)
Index Futures
CBOE Volatility Index	October 2013	(1)	(16,200)	(16,010)	190
CME S&P 500® Index	December 2013	(2)	(837,150)	(828,850)	8,300
LIFFE FTSE 100 Index	December 2013	(2)	(128,590)	(125,239)	3,351
MSE S&P per TSX 60 Index	December 2013	(7)	(1,022,700)	(1,018,075)	4,625
SGX S&P CNX Nifty Index	October 2013	(2)	(23,062)	(22,541)	521
SSE OML Stockholm OMXS30 Index	October 2013	(47)	(5,923,175)	(5,915,402)	7,773
TSE TOPIX Index	December 2013	(14)	(1,675,100)	(1,681,512)	(6,412)
Interest Rate Futures
CME 3-Month Eurodollar	December 2013	(21)	(5,235,038)	(5,235,251)	(213)
CME 3-Month Eurodollar	March 2014	(6)	(1,495,125)	(1,495,137)	(12)
CME 3-Month Eurodollar	September 2015	(1)	(247,600)	(248,413)	(813)
CME 3-Month Eurodollar	December 2015	(3)	(740,963)	(744,550)	(3,587)
CME 3-Month Eurodollar	March 2016	(3)	(739,012)	(743,149)	(4,137)
LIFFE 3-Month Euro Euribor	June 2014	(1)	(249,075)	(249,193)	(118)
LIFFE 3-Month Euro Euribor	September 2014	(1)	(248,950)	(249,305)	(355)
LIFFE 3-Month Euro Euribor	December 2014	(3)	(746,363)	(747,580)	(1,217)
LIFFE 3-Month Euro Euribor	March 2015	(4)	(994,400)	(995,381)	(981)
LIFFE 3-Month Euro Euribor	June 2015	(5)	(1,241,812)	(1,245,041)	(3,229)
LIFFE 3-Month Euro Euribor	September 2015	(7)	(1,736,700)	(1,737,241)	(541)
LIFFE 3-Month Euro Euribor	December 2015	(1)	(247,800)	(249,051)	(1,251)
LIFFE 3-Month Euro Euribor	March 2016	(1)	(247,450)	(248,684)	(1,234)
LIFFE 90-Day Sterling	December 2013	(5)	(621,594)	(621,645)	(51)
LIFFE 90-Day Sterling	June 2014	(1)	(124,194)	(124,407)	(213)
LIFFE 90-Day Sterling	September 2014	(16)	(1,985,400)	(1,987,868)	(2,468)
LIFFE 90-Day Sterling	December 2014	(20)	(2,479,250)	(2,481,961)	(2,711)
LIFFE 90-Day Sterling	March 2015	(23)	(2,847,831)	(2,852,818)	(4,987)
LIFFE 90-Day Sterling	June 2015	(15)	(1,854,469)	(1,856,907)	(2,438)
LIFFE 90-Day Sterling	September 2015	(14)	(1,727,688)	(1,730,541)	(2,853)
LIFFE 90-Day Sterling	December 2015	(12)	(1,477,800)	(1,480,329)	(2,529)
LIFFE 90-Day Sterling	March 2016	(11)	(1,351,900)	(1,357,161)	(5,261)
LIFFE 90-Day Sterling	June 2016	(2)	(245,325)	(245,649)	(324)
MSE 3-Month Canadian Bankers' Acceptance	December 2013	(3)	(740,400)	(740,436)	(36)
SFE 90-Day Australian Bank Accepted Bill	June 2015	(1)	(967,200)	(967,245)	(45)
			(191,956,469)	(193,221,879)	(1,265,410)
TOTAL FUTURES CONTRACTS			$488,356,051	$488,502,342	$146,291

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	PUT OPTIONS
	CMX Gold, 100 Troy Oz. Futures
(10)	Exercise Price: $1,210, Expiration Date: October 29, 2013	$(4,400)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,375)	$(4,400)

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd.  The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of September 30, 2013, net assets of the Fund were $93,120,102, of which $17,821,063, or approximately 19.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counterparties to these forward contracts are major U.S. financial institutions.

(c) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(d) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Note 3 – Federal Income Taxes
At September 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$77,137,905

Gross unrealized appreciation	$45,698
Gross unrealized depreciation	(11,518)

Net unrealized appreciation on investments	$34,180

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s assets carried at fair value:

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Commercial Paper	$-	$13,611,961	$-	$13,611,961
Corporate Bonds	-	43,328,771	-	43,328,771
U.S. Government Agencies	-	18,625,330	-	18,625,330
Purchased Options Contracts	7,000	-	-	7,000
Short-Term Investments	1,599,023	-	-	1,599,023
Total Investments	$1,606,023	$75,566,062	$-	$77,172,085
Other Financial Instruments*
Futures Contracts	$3,099,998	$-	$-	$3,099,998
Total Assets	$4,706,021	$75,566,062	$-	$80,272,083

Liabilities
Written Options Contracts	$4,400	$-	$-	$4,400
Other Financial Instruments*
Futures Contracts	$2,953,707	$-	$-	$2,953,707
Total Liabilities	$2,958,107	$-	$-	$2,958,107

*
Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities as of September 30, 2013.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	11/27/2013

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/2013